Employee Benefits - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($) Employee	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Number of employees sponsored under defined benefit pension plans | Employee	161	165
Employee severance plan	$ 35,529	$ 31,449	$ 27,579	$ 27,579	$ 38,811	$ 34,216
Weighted-average duration of defined benefit obligation	12 years 6 months
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 300
Mexico
Disclosure Of Defined Benefit Plans [Line Items]
Employee severance plan	$ 1,100	$ 1,000		$ 800